Other Equity Instruments	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Other Equity Instruments
26. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2020	31 December 2019
	%	Next call date	£m	£m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
–£500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
–£750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
–£500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	September 2020	210	210
–£500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
			2,191	2,191